UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

BlackRock Commodity Strategies Fund

BlackRock Global Long/Short Credit Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street,

New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2013

Date of reporting period: 10/31/2012

Item 1 – Schedule of Investments

Consolidated Schedule of Investments October 31, 2012 (Unaudited)	BlackRock Commodity Strategies Fund (Percentages shown are based on Net Assets)

Commodity-Linked Notes	Par (000)		Value
Canadian Imperial Bank of Commerce 3-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index Total ReturnSM 4 Month Forward, multiplied by 3), 11/04/13	USD	14,000	$12,462,800
International Bank for Reconstruction & Development 3-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index Total ReturnSM, multiplied by 3), 11/05/13		16,000	14,106,579
JPMorgan Chase Bank, N.A. 3-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index Total ReturnSM 4 Month Forward, multiplied by 3), 11/04/13		8,000	7,130,400
Swedish Export Credit Corp. 3-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index Total ReturnSM 4 Month Forward, multiplied by 3), 4/29/13		14,000	13,068,242
UBS AG 3-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index Total ReturnSM 4 Month Forward, multiplied by 3), 10/28/13		8,000	7,130,085
Total Commodity-Linked Notes – 15.3%			53,898,106

Common Stocks	Shares
Biotechnology – 0.1%
Genus Plc		8,950	210,834
Chemicals – 2.6%
Agrinos AS (a)		35,000	270,504
Agrium, Inc.		11,650	1,229,541
CF Industries Holdings, Inc.		3,350	687,387
China BlueChemical Ltd., H Shares		70,000	44,199
Intrepid Potash, Inc. (a)		1,000	21,730
Israel Chemicals Ltd.		44,600	557,974
Monsanto Co.		19,075	1,641,785
The Mosaic Co.		15,850	829,589
Nufarm Ltd.		21,034	125,395
Potash Corp. of Saskatchewan, Inc.		30,900	1,247,433
Sinofert Holdings Ltd.		432,000	90,963
Syngenta AG		4,380	1,707,716
Uralkali OJSC - GDR		8,900	351,073
Yara International ASA		6,300	296,912

			9,102,201
Energy Equipment & Services – 3.8%
Cameron International Corp. (a)		21,750	1,101,420
Ensco Plc		37,850	2,188,487
Halliburton Co.		107,200	3,461,488
National Oilwell Varco, Inc.		30,750	2,266,275
Rowan Cos. Plc (a)		47,500	1,506,225
Schlumberger Ltd.		44,250	3,076,703

			13,600,598
Food & Staples Retailing – 0.0%
Olam International Ltd.		31,000	49,799

Common Stocks	Shares	Value
Food Products – 1.7%
Adecoagro SA (a)	17,200	$157,896
Archer-Daniels-Midland Co.	11,700	314,028
BRF-Brasil Foods SA - ADR	14,500	265,640
Bunge Ltd.	17,045	1,210,706
China Agri-Industries Holdings Ltd.	46,000	28,668
Darling International, Inc. (a)	2,200	36,366
First Resources Ltd.	153,000	256,558
Golden Agri-Resources Ltd.	1,440,000	735,460
GrainCorp Ltd.	15,764	200,190
Indofood Agri Resources Ltd.	186,000	191,385
Ingredion, Inc.	8,300	510,118
Kuala Lumpur Kepong Bhd	34,500	242,250
New Britain Palm Oil Ltd.	30,200	286,322
Origin Enterprises Plc (a)	13,424	74,122
PT Astra Agro Lestari Tbk	75,000	162,954
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	690,000	166,261
Smithfield Foods, Inc. (a)	21,100	431,917
Tate & Lyle Plc	18,300	214,495
Tyson Foods, Inc., Class A	2,400	40,344
Wilmar International Ltd.	124,000	313,007

		5,838,687
Machinery – 0.6%
AGCO Corp.	16,800	764,568
CNH Global NV	7,100	318,080
Deere & Co.	10,140	866,362
Kubota Corp.	28,000	286,303

		2,235,313
Metals & Mining – 21.3%
African Minerals Ltd. (a)	60,430	267,303
African Rainbow Minerals Ltd.	23,857	500,240
Agnico-Eagle Mines Ltd.	13,282	749,909
Alamos Gold, Inc.	36,201	708,615
Anglo American Plc	56,773	1,749,431
AngloGold Ashanti Ltd.	12,828	433,398
Antofagasta Plc	110,356	2,245,113
Aquarius Platinum Ltd.	35,755	21,686
Atlas Iron Ltd.	229,137	363,884
B2Gold Corp. (a)	52,223	215,951
Banro Corp. (a)	49,124	227,237
Barrick Gold Corp.	74,896	3,028,835
Beadell Resources Ltd. (a)	322,609	325,634
BHP Billiton Plc	215,427	6,904,757
Centerra Gold, Inc.	25,015	283,775
Cia de Minas Buenaventura SA - ADR	15,380	549,989
Discovery Metals Ltd. (a)	412,960	739,691
Eldorado Gold Corp.	96,416	1,424,881
Eurasian Natural Resources Corp. Plc	51,032	270,527
Evolution Mining Ltd. (a)	59,876	124,439
First Quantum Minerals Ltd.	115,063	2,586,397
Fortescue Metals Group Ltd.	449,858	1,895,545

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts	GBP	British Pound
AUD	Australian Dollar	GDR	Global Depositary Receipts
CHF	Swiss Franc	LIBOR	London Interbank Offered Rate
DIP	Debtor In Possession	SPDR	Standard & Poor’s Depositary
EUR	Euro		Receipts
ETF	Exchange Traded Fund	USD	US Dollar
FKA	Formerly Known As

BLACKROCK FUNDS	OCTOBER 31, 2012	1

Consolidated Schedule of Investments (continued)	BlackRock Commodity Strategies Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Metals & Mining (concluded)
Franco-Nevada Corp.	9,447	$543,977
Freeport-McMoRan Copper & Gold, Inc.	106,741	4,150,090
Fresnillo Plc	111,055	3,447,754
Glencore International Plc	336,384	1,866,693
Goldcorp, Inc.	98,691	4,461,475
Harmony Gold Mining Co. Ltd.	76,230	624,547
IAMGOLD Corp.	59,440	922,473
Iluka Resources Ltd.	56,667	581,251
Impala Platinum Holdings Ltd.	69,571	1,254,324
Industrias Penoles SAB de CV	13,793	689,966
Integra Mining Ltd. (a)	404,326	227,819
Kenmare Resources Plc (a)	692,416	441,071
Kinross Gold Corp.	63,823	633,917
Kumba Iron Ore Ltd.	21,603	1,351,150
London Mining Plc (a)	156,625	386,364
Metminco Ltd. (a)	2,726,370	222,185
Mineral Deposits Ltd. (a)	78,012	395,044
New Gold, Inc. (a)	80,152	938,150
Newcrest Mining Ltd.	124,389	3,430,659
Newmont Mining Corp.	17,722	966,735
Osisko Mining Corp. (a)	18,667	183,352
PanAust Ltd.	198,292	683,598
Patagonia Gold Plc (a)	111,904	39,729
Petropavlovsk Plc	4,540	29,642
Randgold Resources Ltd. - ADR	23,029	2,754,038
Rio Tinto Plc	115,253	5,757,672
Romarco Minerals, Inc. (a)	184,555	175,547
SEMAFO, Inc.	71,759	287,395
Silver Lake Resources Ltd. (a)	109,536	401,462
Sociedad Minera Cerro Verde SAA	16,936	699,457
Teck Resources Ltd., Class B	127,792	4,056,076
Vale SA - ADR	171,424	3,049,633
Volcan Cia Minera SAA, Class B	357,373	348,892
Xstrata Plc	114,821	1,818,937
Yamana Gold, Inc.	70,965	1,433,155
Zhaojin Mining Industry Co. Ltd., H Shares	86,500	145,429

		75,016,895
Oil, Gas & Consumable Fuels – 18.5%
Alpha Natural Resources, Inc. (a)	24,240	207,737
Anadarko Petroleum Corp.	40,213	2,767,057
Apache Corp.	32,800	2,714,200
BG Group Plc	193,600	3,594,577
BP Plc	581,500	4,152,874
Canadian Natural Resources Ltd.	38,900	1,172,355
Cenovus Energy, Inc.	46,350	1,634,954
Chevron Corp.	68,850	7,587,959
ConocoPhillips	49,250	2,849,113
Cosan Ltd., Class A	5,300	86,973
Devon Energy Corp.	33,200	1,932,572
ENI SpA	109,300	2,515,080
EOG Resources, Inc.	18,600	2,166,714
EQT Corp.	20,300	1,230,789
Exxon Mobil Corp.	84,632	7,715,899
Hess Corp.	37,450	1,957,137
Hyperdynamics Corp. (a)	69,000	60,030
INPEX Corp.	205	1,167,858
Nexen, Inc.	97,200	2,321,121
Noble Energy, Inc.	17,800	1,691,178
Occidental Petroleum Corp.	23,200	1,831,872
Oil Search Ltd.	158,250	1,219,450

Common Stocks	Shares		Value
Oil, Gas & Consumable Fuels (concluded)
Peabody Energy Corp.		34,404	$959,872
Phillips 66		26,125	1,232,055
Range Resources Corp.		28,050	1,833,348
Royal Dutch Shell Plc, B Shares		112,600	3,982,966
Sterling Resources Ltd. (a)		99,517	124,552
Suncor Energy, Inc.		61,500	2,064,060
TransCanada Corp.		36,000	1,620,946
Whitehaven Coal Ltd.		122,589	387,124
YPF SA - ADR		62,000	692,540

			65,474,962
Real Estate Investment Trusts (REITs) – 0.0%
Rayonier, Inc.		600	29,406
Total Common Stocks – 48.6%			171,558,695
Total Long-Term Investments (Cost – $231,622,270) – 63.9%			225,456,801

Short-Term Securities
Money Market Funds – 2.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17% (b)(c)		7,705,584	7,705,584

	Par (000)
U.S. Treasury Bills – 34.0%
0.09%, 11/29/12 (d)	USD	9,000	8,999,564
0.09%, 12/27/12 (d)		19,000	18,996,519
0.10%, 1/31/13 (d)		92,000	91,974,424

			119,970,507
Total Short-Term Securities (Cost – $127,679,798) – 36.2%			127,676,091
Total Investments (Cost – $359,302,068*) – 100.1%			353,132,892
Liabilities in Excess of Other Assets – (0.1)%			(179,323)

Net Assets – 100.0%			$352,953,569

*	As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$359,416,006

Gross unrealized appreciation	$4,335,032
Gross unrealized depreciation	(10,618,146)

Net unrealized depreciation	$(6,283,114)

(a)	Non-income producing security.
(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at October 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,457,853	6,247,731	7,705,584	$4,964

(c)	Represents the current yield as of report date.
(d)	Rate shown reflects the discount rate at the time of purchase.

2	BLACKROCK FUNDS	OCTOBER 31, 2012

Consolidated Schedule of Investments (continued)	BlackRock Commodity Strategies Fund

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—	Foreign currency exchange contracts as of October 31, 2012 were as follows:

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation

			Bank of New York
USD 1,400	AUD	1,350	Mellon Corp.	11/01/12	$ (1)

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Commodity-Linked Notes	–	–	$53,898,106	$53,898,106
Common Stocks:
Biotechnology	–	$210,834	–	210,834
Chemicals	$6,008,538	3,093,663	–	9,102,201
Energy Equipment & Services	13,600,598	–	–	13,600,598
Food & Staples Retailing	–	49,799	–	49,799
Food Products	3,327,459	2,511,228	–	5,838,687
Machinery	1,949,010	286,303	–	2,235,313
Metals & Mining	36,331,831	38,685,064	–	75,016,895
Oil, Gas & Consumable Fuels	48,455,033	17,019,929	–	65,474,962
Real Estate Investment Trusts (REITs)	29,406	–	–	29,406
Short-Term Securities:
Money Market Funds	7,705,584	–	–	7,705,584
U.S. Treasury Bills	–	119,970,507	–	119,970,507
Total	$117,407,459	$181,827,327	$53,898,106	$353,132,892

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Foreign currency exchange contracts	$(1)	–	–	$(1)

[1]	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2012, foreign currency at value of $8,283 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between Level 1 and Level 2 during the period ended October 31, 2012.

BLACKROCK FUNDS	OCTOBER 31, 2012	3

Consolidated Schedule of Investments (concluded)	BlackRock Commodity Strategies Fund

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Commodity-Linked Notes

Assets:

Opening Balance, as of July 31, 2012	$13,009,726

Transfers into Level 3[2]	–

Transfers out of Level 3[2]	–

Accrued discounts/premiums	–

Net realized gain (loss)	–

Net change in unrealized appreciation/depreciation[3]	(5,111,620)

Purchases	46,000,000

Sales	–

Closing Balance, as of October 31, 2012	$53,898,106

[2]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

[3]	The change in unrealized appreciation/depreciation on investments still held as of October 31, 2012 was $(5,111,620).

4	BLACKROCK FUNDS	OCTOBER 31, 2012

Schedule of Investments October 31, 2012 (Unaudited)	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Australia – 0.5%
BHP Billiton Finance Ltd., 4.30%, 9/25/42	GBP	1,024	$1,659,218
Belgium – 0.9%
Anheuser-Busch InBev NV, 2.00%, 12/16/19	EUR	2,050	2,695,886
Ontex IV SA, 9.00%, 4/15/19		350	461,589

			3,157,475
Bermuda – 0.9%
Aircastle Ltd., 7.63%, 4/15/20	USD	1,000	1,105,000
Digicel Group Ltd., 8.25%, 9/30/20 (a)		1,100	1,185,250
Seadrill Ltd., 5.63%, 9/15/17 (a)		705	705,000

			2,995,250
Brazil – 0.1%
OGX Austria GmbH, 8.38%, 4/01/22 (a)		500	420,000
Cayman Islands – 0.5%
Punch Taverns Finance B Ltd:
Series A6, 5.94%, 12/30/24		83	112,846
Series A7, 4.77%, 6/30/33	GBP	125	169,143
Transocean, Inc.:
2.50%, 10/15/17		170	172,173
6.50%, 11/15/20		300	364,478
6.38%, 12/15/21		850	1,034,309

			1,852,949
Denmark – 0.4%
DONG Energy A/S, 2.63%, 9/19/22	EUR	1,060	1,359,595
Finland – 0.6%
Nokia Oyj, 5.00%, 10/26/17		1,500	1,970,655
France – 4.5%
Accor SA, 2.88%, 6/19/17		300	400,383
Alstom SA, 2.25%, 10/11/17		600	782,966
Autoroutes Du Sud de la France SA, 4.13%, 4/13/20		1,400	2,016,819
Electricite de France SA, 2.75%, 3/10/23		2,600	3,372,667
Eutelsat SA, 3.13%, 10/10/22		1,100	1,438,075
GDF Suez, 2.88%, 10/10/22 (a)	USD	3,000	3,012,480
Gecina SA, 4.75%, 4/11/19	EUR	300	417,201
Klepierre, 2.75%, 9/17/19		700	907,848
Pernod-Ricard SA, 4.88%, 3/18/16		1,000	1,436,308
Valeo SA, 4.88%, 5/11/18		1,000	1,426,452

			15,211,199
Germany – 1.2%
Bayerische Landesbank, 4.50%, 2/07/19 (b)		1,150	1,236,976
HSH Nordbank AG:
1.15%, 2/14/17 (b)		480	424,305
1.19%, 2/14/17 (b)		70	62,234
Techem Energy Metering Service GmbH & Co. KG, 7.88%, 10/01/20		930	1,273,217
Techem GmbH:
6.13%, 10/01/19		601	815,983
6.13%, 10/01/19 (a)		169	229,453

			4,042,168
Guernsey – 0.9%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Series 2012-1:
Class A, 6.50%, 5/30/21 (a)	USD	1,500	1,524,495
Class B, 5.13%, 11/30/24 (a)		1,500	1,560,000

			3,084,495

Corporate Bonds	Par (000)		Value
Ireland – 2.0%
Ardagh Packaging Finance Plc/Ardagh MP Holdings USA, Inc., 7.38%, 10/15/17	EUR	300	$412,173
Depfa Bank Plc, 0.95%, 12/15/15 (b)		3,130	3,034,727
Nara Cable Funding Ltd., 8.88%, 12/01/18		535	653,564
Ono Finance II Plc:
10.88%, 7/15/19 (a)	USD	1,000	870,000
11.13%, 7/15/19	EUR	510	580,056
Porsche International Financing Plc, 3.88%, 2/01/16		999	1,384,823

			6,935,343
Italy – 1.6%
Buzzi Unicem SpA, 6.25%, 9/28/18		1,148	1,537,364
Davide Campari-Milano SpA, 4.50%, 10/25/19		484	645,419
Intesa Sanpaolo SpA, 3.75%, 3/02/20 (b)		350	378,806
Snam SpA, 3.88%, 3/19/18		1,419	1,916,402
Terna Rete Elettrica Nazionale SpA, 2.88%, 2/16/18		808	1,060,588

			5,538,579
Japan – 1.2%
Nippon Life Insurance Co., 5.00%, 10/18/42 (a)(b)	USD	4,000	4,126,660
Luxembourg – 0.9%
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	150	195,393
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18		272	337,567
GCL Holdings SCA, 9.38%, 4/15/18		442	594,379
Intelsat Jackson Holdings SA, 7.25%, 10/15/20 (a)	USD	500	530,000
Schmolz + Bickenbach Luxembourg SA, 9.88%, 5/15/19	EUR	508	530,045
Spie BondCo 3 SCA, 11.00%, 8/15/19		181	248,678
Sunrise Communications International SA, 5.63%, 12/31/17	CHF	207	228,160
Xefin Lux SCA, 8.00%, 6/01/18	EUR	400	530,122

			3,194,344
Netherlands – 2.4%
Allianz Finance II BV, 5.75%, 7/08/41 (b)		500	682,978
Enel Finance International NV, 4.88%, 4/17/23		1,196	1,570,804
ING Bank NV:
1.11%, 5/23/16 (b)	USD	150	142,350
1.06%, 7/03/17 (b)		500	472,000
2.00%, 8/28/20	EUR	2,075	2,708,323
ING Verzekeringen NV, 2.09%, 6/21/21 (b)		250	314,412
LyondellBasell Industries NV, 5.75%, 4/15/24	USD	660	763,950
Siemens Financieringsmaatschappij NV, 2.75%, 9/10/25	GBP	1,000	1,583,297

			8,238,114
Spain – 3.9%
Abertis Infraestructuras SA, 4.75%, 10/25/19	EUR	1,800	2,330,238
AyT Cedulas Cajas Global:
3.50%, 3/14/16		200	231,107
4.00%, 3/21/17		300	341,451
3.75%, 12/14/22		900	868,910
AyT Cedulas Cajas IX Fondo de Titulizacion, 3.75%, 3/31/15		2,000	2,436,748

BLACKROCK FUNDS	OCTOBER 31, 2012	5

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Spain (concluded)
AyT Cedulas Cajas VIII Fondo de Titulizacion de Activos, 4.25%, 11/18/19	EUR	100	$105,215
AyT Cedulas Cajas X Fondo de Titulizacion:
0.29%, 6/30/15 (b)		600	655,173
3.75%, 6/30/25		1,400	1,264,667
Banco Popular Espanol SA, 5.70%, 12/22/19 (b)		350	317,555
Banco Santander SA:
3.25%, 2/17/15		200	262,509
4.13%, 1/09/17		400	534,047
Bankinter SA, 3.88%, 10/30/15		1,050	1,363,944
BPE Financiaciones SA, 6.87%, 10/22/20		250	226,825
Cedulas TDA 6 Fondo de Titulizacion de Activos:
3.88%, 5/23/25		400	362,920
4.25%, 4/10/31		400	349,958
Telefonica Emisiones SAU:
4.71%, 1/20/20		1,000	1,315,243
5.60%, 3/12/20	GBP	100	163,658

			13,130,168
Switzerland – 1.0%
Dufry Finance SCA, 5.50%, 10/15/20 (a)	USD	603	613,553
UBS AG, 7.63%, 8/17/22		2,500	2,696,017

			3,309,570
United Kingdom – 5.6%
Algeco Scotsman Global Finance Plc, 9.00%, 10/15/18	EUR	1,541	2,042,296
Bakkavor Finance 2 Plc, 8.25%, 2/15/18	GBP	140	215,760
Barclays Plc, 2.03%, 1/20/15 (b)		560	927,818
Co-Operative Group Ltd., 6.25%, 7/08/26 (c)		800	1,329,223
Enterprise Inns Plc, 6.50%, 12/06/18		1,120	1,613,098
Experian Finance Plc, 2.38%, 6/15/17 (a)	USD	2,000	2,047,528
Gala Group Finance Plc, 8.88%, 9/01/18	GBP	1,208	1,934,804
Great Places Housing Group Ltd., 4.75%, 10/22/42		685	1,120,632
Hammerson Plc, 2.75%, 9/26/19	EUR	737	965,746
House of Fraser Funding Plc, 8.88%, 8/15/18	GBP	200	323,559
Imperial Tobacco Finance Plc, 4.50%, 7/05/18	EUR	588	863,220
Lloyds TSB Bank Plc, 11.88%, 12/16/21 (b)		1,175	1,816,139
Mondi Finance Plc, 5.75%, 4/03/17		1,000	1,490,564
OTE Plc, 7.25%, 2/12/15 (b)(c)		1,350	1,531,069
Phones4u Finance Plc, 9.50%, 4/01/18	GBP	483	825,240
The Unique Pub Finance Co. Plc, Series 2012-02, Class A4, 5.66%, 6/30/27		157	220,424

			19,267,120
United States – 20.4%
Ally Financial, Inc., 8.00%, 11/01/31	USD	750	892,500
Altria Group, Inc.:
2.85%, 8/09/22		1,500	1,504,289
4.25%, 8/09/42		300	306,430
Amgen, Inc., 4.38%, 12/05/18	EUR	1,000	1,492,560
Aviation Capital Group Corp., 6.75%, 4/06/21 (a)	USD	500	519,455
BE Aerospace, Inc., 5.25%, 4/01/22		1,000	1,042,500
CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21		500	531,250
Ceridian Corp., 8.88%, 7/15/19 (a)		745	789,700
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		1,000	1,037,500

Corporate Bonds	Par (000)		Value
United States (continued)
CIT Group, Inc.:
5.50%, 2/15/19 (a)	USD	1,000	$1,066,250
5.00%, 8/15/22		820	849,707
Clean Harbors, Inc., 5.25%, 8/01/20 (a)		750	768,750
Clear Channel Worldwide Holdings, Inc., 7.63%, 3/15/20		740	704,850
CNH Capital LLC, 3.88%, 11/01/15 (a)		1,500	1,537,500
Comcast Corp., 3.13%, 7/15/22		1,550	1,629,348
Continental Airlines Pass-Through Certificates, Series 2012-2:
Class A, 4.00%, 4/29/26		2,800	2,933,000
Class B, 5.50%, 4/29/22		1,000	1,047,500
Continental Airlines, 2003-ERJ1 Pass-Through Trust, 7.88%, 1/02/20		493	508,668
Continental Rubber of America Corp., 4.50%, 9/15/19 (a)		3,200	3,268,800
Crown Castle International Corp., 5.25%, 1/15/23 (a)		1,000	1,035,000
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.80%, 3/15/22		1,000	1,041,920
4.38%, 9/14/29	GBP	765	1,246,994
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/01/21	USD	1,355	1,534,196
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20		850	928,625
Energy Transfer Partners LP, 6.50%, 2/01/42		500	628,603
Enterprise Products Operating LLC, 4.45%, 2/15/43		3,000	3,057,714
First Data Corp., 7.38%, 6/15/19 (a)		500	517,500
Fiserv, Inc., 3.50%, 10/01/22		2,800	2,849,224
Ford Motor Credit Co. LLC, 4.25%, 9/20/22		1,400	1,450,729
General Electric Co., 4.13%, 10/09/42		3,000	3,143,577
HCA, Inc.:
6.50%, 2/15/20		570	629,850
4.75%, 5/01/23		1,765	1,765,000
HD Supply, Inc.:
8.13%, 4/15/19 (a)		825	907,500
11.50%, 7/15/20 (a)		1,000	1,052,500
Infor US, Inc., 9.38%, 4/01/19		660	729,300
Kraft Foods Group, Inc., 3.50%, 6/06/22 (a)		1,000	1,084,223
Level 3 Communications, Inc., 8.88%, 6/01/19 (a)		500	525,000
Level 3 Financing, Inc., 8.13%, 7/01/19		1,000	1,067,500
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (a)		1,275	1,248,587
NCR Corp., 5.00%, 7/15/22 (a)		500	510,625
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		500	510,000
Owens Corning, 4.20%, 12/15/22		1,500	1,516,110
Packaging Corp. of America, 3.90%, 6/15/22		1,800	1,859,096
Penske Truck Leasing Co. LP/PTL Finance Corp.:
2.50%, 3/15/16 (a)		1,500	1,494,949
3.38%, 3/15/18 (a)		1,500	1,493,424
Post Holdings, Inc., 7.38%, 2/15/22 (a)		603	639,934
QEP Resources, Inc., 5.25%, 5/01/23		605	630,713
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 5.75%, 10/15/20 (a)		1,500	1,515,000

6	BLACKROCK FUNDS	OCTOBER 31, 2012

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
United States (concluded)
Rockwood Specialties Group, Inc., 4.63%, 10/15/20	USD	960	$988,800
SunGard Data Systems, Inc., 6.63%, 11/01/19 (a)		1,200	1,210,500
Tenet Healthcare Corp., 4.75%, 6/01/20 (a)		574	568,977
Tennessee Gas Pipeline Co., 8.38%, 6/15/32		725	1,059,791
U.S. Airways Pass-Through Trust, 8.00%, 4/01/21		1,000	1,045,000
Verisk Analytics, Inc., 4.13%, 9/12/22		1,500	1,531,519
Watson Pharmaceuticals, Inc., 3.25%, 10/01/22		460	474,025
Western Gas Partners LP, 4.00%, 7/01/22		1,320	1,401,444
Wyndham Worldwide Corp., 2.95%, 3/01/17		1,300	1,305,400
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		1,000	1,095,000

			69,724,406
Total Corporate Bonds – 49.5%			169,217,308

Floating Rate Loan Interests (b)
United States – 6.3%
ACCO Brands Corp., Term B Loan, 4.25%, 5/01/19		199	200,576
Alpha Topco Ltd. (Formula One), Facility B, 5.75%, 4/28/17		517	519,599
Altegrity, Inc. (FKA US Investigations Services, Inc.), Tranche D Term Loan, 7.75%, 2/21/15		337	336,588
American Capital Ltd. (FKA American Capital Strategies Ltd.), Senior Secured Term Loan, 5.50%, 8/22/16		303	304,894
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		199	199,497
Asurion, LLC (FKA Asurion Corp.), Term Loan (First Lien), 5.50%, 5/24/18		724	728,616
AWAS Finance Luxembourg 2012 SA, Term B-1 Loan, 5.57%, 6/30/18		1,748	1,761,437
Bausch & Lomb, Inc., Parent Term Loan, 5.25%, 5/17/19		204	206,606
Booz Allen Hamilton, Inc, Initial Tranche B Term Loan, 4.50%, 7/23/19		380	382,375
CDW LLC (FKA CDW Corp.), Extended Term Loan, 4.00%, 7/15/17		295	292,171
Cequel Communications, LLC, Term Loan, 4.00%, 2/14/19		214	213,963
Ceridian Corp., Extended US Term Loan, 6.11%, 5/09/17		495	493,144
Chesapeake Energy Corp., Term Loan, 8.50%, 12/02/17		177	176,973
DaVita, Inc., Tranche B-2 Term Loan, 4.00%, 8/01/19		445	445,000
DJO Finance LLC (ReAble Therapeutics Finance LLC), Tranche B-3 Term Loan, 6.25%, 9/15/17		179	179,623
Eastman Kodak Co., Term Loan (DIP), 8.50%, 7/20/13		166	163,811
Federal-Mogul Corp.:
Tranche B Term Loan, 2.15%, 12/29/14		999	935,113
Tranche C Term Loan, 2.25%, 12/28/15		320	299,081
FMG Resources August 2006 Pty Ltd., Term Loan, 0.00%, 10/12/17		825	820,463

Floating Rate Loan Interests (b)	Par (000)		Value
United States (concluded)
Getty Images, Inc., Tranche B Term Loan, 5.50%, 9/17/19	USD	230	$230,478
GMACM Borrower LLC (RFC Borrower LLC):
Term A-1 Loan, 5.00%, 11/18/13		370	370,696
Term A-2 Loan, 6.75%, 11/18/13		65	65,704
HD Supply, Inc., Term Loan, 7.25%, 10/12/17		200	205,423
INEOS U.S. Finance LLC, Cash Dollar Term Loan, 6.50%, 5/04/18		582	589,712
Intelsat Jackson Holdings S.A. (FKA Intelsat Jackson Holdings Ltd.), Tranche B Term Loan, 5.25%, 4/02/18		1,247	1,249,973
Interactive Data Corp., Term B Loan, 4.50%, 2/11/18		499	501,603
iStar Financial, Inc., Term Loan, 5.75%, 10/15/17		301	300,400
Kabel Deutschland GmbH, Facility F, 4.25%, 2/01/19		740	743,086
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/15/18		273	270,790
Level 3 Financing, Inc., Tranche B-II 2019 Term Loan, 4.75%, 8/01/19		400	401,644
Michaels Stores, Inc., B-2 Term Loan, 4.94%, 7/31/16		400	403,000
NP Opco LLC (Station GVR Acquisition LLC), B Term Loan, 5.50%, 9/15/19		455	455,814
Nuveen Investments, Inc., First-Lien Incremental Term Loan, 7.25%, 5/13/17		145	145,998
Party City Holdings, Inc., Term Loan, 5.75%, 7/15/19		565	569,803
PetCo Animal Supplies, Inc., New Loan, 4.50%, 11/24/17		200	200,718
Realogy Corp.:
Extended First-Lien Term Loan, 4.46%, 10/10/16		204	203,430
Extended Synthetic Commitment, 0.06%, 10/10/16		16	15,878
Rexnord LLC/RBS Global, Inc., Term B Loan, 5.00%, 4/01/18		621	624,496
Sequa Corp.:
Term Loan, 3.69%, 12/03/14		480	478,440
Tranche 1 2011 New Term Loan, 6.25%, 12/03/14		169	168,894
Tervita Corp. (FKA CCS Corp.), Term Loan, 3.21%, 11/14/14		747	731,773
Toys ‘R’ Us-Delaware, Inc., Term B-3 Loan, 5.25%, 5/25/18		190	185,450
Vantage Drilling Co., Tranche B Term Loan, 6.25%, 10/17/17		500	483,395
Walter Energy, Inc. (FKA Walter Industries, Inc.), B Term Loan, 4.00%, 4/02/18		1,000	982,080
Weather Channel, Term Loan, 4.25%, 2/13/17		500	502,875
West Corp., Term B-6 Loan, 5.75%, 6/30/18		574	581,449
The Yankee Candle Company, Inc., Initial Term Loan, 5.25%, 4/02/19		199	200,272
Zayo Group LLC/Zayo Capital, Inc., Term Loan, 5.25%, 6/30/19		963	965,957
Total Floating Rate Loan Interests – 6.3%			21,488,761

BLACKROCK FUNDS	OCTOBER 31, 2012	7

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)		Value
Spain – 1.6%
Autonomous Community of Madrid Spain:
3.00%, 11/05/13	CHF	1,090	$1,142,668
3.00%, 7/29/14		180	181,875
		Value
Autonomous Community of Valencia Spain:
2.13%, 2/22/13		1,690	1,766,579
5.50%, 4/26/13	EUR	150	190,591
4.75%, 3/20/14		760	918,970
3.25%, 7/06/15		350	377,482
4.38%, 7/16/15		700	776,286
Total Foreign Agency Obligations – 1.6%			5,354,451

Foreign Government Obligations
Cyprus – 0.2%
Republic of Cyprus, 3.75%, 6/03/13		440	518,976
Germany – 1.3%
Bundesrepublik Deutschland:
0.50%, 4/07/17		400	521,034
4.25%, 7/04/18		2,500	3,888,104

			4,409,138
Greece – 0.0%
The Hellenic Republic, 0.00%, 10/15/42 (b)		5	37
Italy – 1.8%
Italy Buoni Poliennali Del Tesoro:
3.75%, 8/01/15		1,730	2,294,797
4.75%, 9/01/21		230	302,048
Republic of Italy, 4.75%, 6/01/17		2,680	3,620,946

			6,217,791
Netherlands – 3.9%
Kingdom of Netherlands:
4.50%, 7/15/17		2,100	3,195,810
1.25%, 1/15/18		7,705	10,183,918

			13,379,728
Portugal – 2.2%
Republic of Portugal, 3.50%, 3/25/15	USD	8,050	7,638,307
Spain – 2.0%
Kingdom of Spain, 4.25%, 10/31/16	EUR	5,250	6,825,844
Total Foreign Government Obligations – 11.4%			38,989,821

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations – 2.1%
United Kingdom – 2.1%
Fosse Master Issuer Plc, Series 2012-1, Class 2A2, 1.86%, 10/18/54 (a)(b)	GBP	1,552	1,585,312
Gemgarto, Series 2012-1, Class A1, 3.96%, 5/14/45 (b)		470	796,247
Lanark Master Issuer Plc, Series 2012-2X, Class 2A, 2.33%, 12/22/54 (b)		890	1,482,067
Residential Mortgage Securities Plc, Series 2012-26, Class A1, 2.78%, 2/14/41 (b)		1,164	1,924,816

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
United Kingdom (concluded)
Silk Road Finance Number Three Plc,
Series 2012-1, Class A, 2.24%, 6/21/55 (b)	GBP	800	$1,320,677

			7,109,119
Total Non-Agency Mortgage-Backed Securities – 2.1%			7,109,119

Preferred Securities
Capital Trusts
Belgium – 0.2%
Fortis Bank SA/NV, 4.63% (b)(d)	EUR	650	695,056
Germany – 0.1%
IVG Immobilien AG, 8.00% (b)(d)		400	274,782
Netherlands – 0.2%
Achmea BV, 5.13% (d)		490	584,301
United Kingdom – 0.3%
Aviva Plc, 5.90% (b)(d)	GBP	780	1,032,162
United States – 1.9%
Citigroup, Inc., 5.95% (b)(d)	USD	2,350	2,421,969
General Electric Capital Corp., 6.25% (b)(d)		2,000	2,180,060
Prudential Financial, Inc., 5.88%, 9/15/42 (b)		2,000	2,105,000

			6,707,029
Total Capital Trusts – 2.7%			9,293,330

Trust Preferreds	Shares
United States – 0.3%
Stanley Black & Decker, Inc., 5.75%, 7/25/52		40,000	1,058,000
Total Preferred Securities – 3.0%			10,351,330

U.S. Treasury Obligations – 0.3%	Par (000)
U.S. Treasury Notes, 0.25%, 9/15/15	USD	930	926,730
Total Long-Term Investments (Cost – $245,357,346) – 74.2%			253,437,520

Short-Term Securities
Borrowed Bond Agreements – 16.1%
Bank of America Corp., 0.05%, Open		19,080	19,080,435
Barclays Plc:
(0.10)%, Open		2,920	3,784,413
(0.06)%, Open		581	753,383
0.00%, 12/27/12		1,434	1,858,121
0.00%, Open		128	166,016
0.03%, Open		131	169,874
0.05%, Open		247	319,702
0.15%, Open		142	184,148
Credit Suisse Group AG:
0.16%, Open		4,801	4,800,874
0.18%, Open		1,610	1,610,062
0.19%, Open		160	160,200
0.23%, Open		3,244	3,244,049

8	BLACKROCK FUNDS	OCTOBER 31, 2012

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)		Value
Deutsche Bank AG:
(0.03)%, Open	USD	2,164	$2,163,650
0.18%, Open		888	887,775
UBS AG, (0.05)%, Open		12,282	15,919,224

			55,101,926
	Shares
Money Market Funds – 16.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17% (e)(f)		55,385,794	55,385,794
Total Short-Term Securities (Cost – $110,304,045) – 32.3%			110,487,720

Options Purchased	Contracts
Exchange-Traded Put Options – 0.1%
CAC40 Index, Strike Price EUR 3,350, Expires 11/16/12		55	20,951
CAC40 Index, Strike Price EUR 3,400, Expires 12/21/12		29	34,212
CAC40 Index, Strike Price EUR 3,450, Expires 12/21/12		84	126,459
DAX Index, Strike Price EUR 7,100, Expires 11/16/12		45	13,153
DAX Index, Strike Price EUR 7,250, Expires 12/21/12		91	102,852
FTSE MIB Index, Strike Price EUR 15,000, Expires 11/16/12		25	9,397
FTSE MIB Index, Strike Price EUR 15,500, Expires 12/21/12		53	96,174
SPDR S&P 500 ETF Trust, Strike Price USD 140, Expires 12/22/12		72	24,624

			427,822
	Notional Amount (000)
Over-the-Counter Call Options – 0.0%
EUR Currency, Strike Price HUF 295, Expires 11/02/12, Broker Deutsche Bank AG –	EUR	2,670	2
Over-the-Counter Credit Default Put Swaptions – 0.1%
Bought credit default protection on iTraxx Europe Crossover Series 18 Version 1, Strike Price EUR 625, Expires 12/19/12, Broker JPMorgan Chase & Co.		5,500	46,113
Bought credit default protection on iTraxx Sub Crossover Series 18 Version 1, Strike Price EUR 625, Expires 12/19/12, Broker Citigroup, Inc.		5,150	43,178
Bought credit default protection on iTraxx Sub Crossover Series 18 Version 1, Strike Price EUR 625, Expires 12/19/12, Broker JPMorgan Chase & Co.		10,300	86,356

			175,647
Total Options Purchased (Cost – $646,416) – 0.2%			603,471
Total Investments Before Options Written and Borrowed Bonds (Cost – $356,307,807*) – 106.7%			364,528,711

Options Written	Notional Amount (000)		Value
Over-the-Counter Call Options – (0.0)%
EUR Currency, Strike Price HUF 310, Expires 11/02/12, Broker Deutsche Bank AG	EUR	2,670	–
Over-the-Counter Credit Default Put Swaptions – (0.1)%
Sold credit default protection on CDX.NA. IG Series 18 Version 1, Strike Price EUR 115, Expires 11/02/12, Broker Goldman Sachs Group, Inc.	USD	8,000	$(4,943)
Sold credit default protection on iTraxx Europe Crossover Series 18 Version 1, Strike Price EUR 575, Expires 12/19/12, Broker JPMorgan Chase & Co.	EUR	5,500	(79,192)
Sold credit default protection on iTraxx Europe Crossover Series 18 Version 1, Strike Price EUR 675, Expires 11/21/12, Broker Citigroup, Inc.		10,000	(10,269)
Sold credit default protection on iTraxx Sub Crossover Series 18 Version 1, Strike Price EUR 575, Expires 12/19/12, Broker Citigroup, Inc.		5,150	(74,153)
Sold credit default protection on iTraxx Sub Crossover Series 18 Version 1, Strike Price EUR 575, Expires 12/19/12, Broker JPMorgan Chase & Co.		10,300	(148,306)

			(316,863)
Total Options Written (Premiums Received – $ 357,737) – (0.1)%			(316,863)

Borrowed Bonds	Par (000)
Foreign Government Obligations – (6.0)%
Kingdom of Belgium:
3.25%, 9/28/16		135	(191,077)
4.25%, 9/28/21		500	(753,033)
5.50%, 9/28/17		110	(171,641)
Kingdom of Spain, 3.40%, 4/30/14		240	(313,142)
Republic of France:
3.75%, 4/25/17		115	(168,061)
4.00%, 4/25/18		2,500	(3,729,002)
4.25%, 10/25/17		10,235	(15,339,499)

			(20,665,455)
U.S. Treasury Obligations – (9.4)%
U.S. Treasury Bonds:
2.75%, 8/15/42	USD	4,825	(4,726,994)
3.00%, 5/15/42		1,550	(1,601,102)
U.S. Treasury Notes:
0.25%, 8/15/15		890	(887,219)
0.50%, 7/31/17		2,180	(2,161,777)
0.63%, 8/31/17-9/30/17		3,400	(3,388,171)
1.63%, 8/15/22		19,371	(19,265,060)

			(32,030,323)
Total Borrowed Bonds (Proceeds – $52,225,432) – (15.4)%			(52,695,778)

BLACKROCK FUNDS	OCTOBER 31, 2012	9

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Value
Total Investments Net of Options Written and Borrowed Bonds – 91.2%	$311,516,070
Other Assets Less Liabilities – 8.8%	30,031,404

Net Assets – 100.0%	$341,547,474

*	As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$356,309,641

Gross unrealized appreciation	$8,922,256
Gross unrealized depreciation	(703,186)

Net unrealized appreciation	$8,219,070

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at October 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	93,785,586	(38,399,792)	55,385,794	$38,181

(f)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of October 31, 2012 were as follows:

Currency Purchased	Currency Sold		Counterparty	Settlement Date)	Unrealized Appreciation (Depreciation

CHF 968,906	USD	1,036,006	BNP Paribas SA	1/16/13	$ 5,691

USD 4,184,962	CHF	3,884,000	UBS AG	1/16/13	9,170

USD 1,123,060	GBP	700,000	BNP Paribas SA	1/16/13	(6,282)

			Goldman Sachs Group,

USD 23,682,777	GBP	14,775,500	Inc.	1/16/13	(155,217)

USD 1,221,249	GBP	760,000	UBS AG	1/16/13	(4,894)

USD 480,385	EUR	370,000	BNP Paribas SA	1/23/13	390

USD 5,137,173	EUR	3,940,000	BNP Paribas SA	1/23/13	25,867

USD 103,850	EUR	80,000	Citigroup, Inc.	1/23/13	67

USD 249,526	EUR	190,000	Deutsche Bank AG	1/23/13	3,042

USD 194,750	EUR	150,000	UBS AG	1/23/13	157

USD 3,761,529	EUR	2,898,000	UBS AG	1/23/13	1,994

USD 677,775	EUR	520,000	UBS AG	1/23/13	3,187

USD 8,930,811	EUR	6,880,000	UBS AG	1/23/13	5,485

Currency Purchased	Currency Sold		Counter- party	Settlement Date	Unrealized Appreciation (Depreciation)
USD 98,874,465	EUR	75,396,000	UBS AG	1/23/13	$1,064,309
Total					$952,966

•	Financial futures contracts sold as of October 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
15	Euro-Schatz	Eurex	December 2012	USD	2,152,245	$(2,480)
65	Gilt British	London	December 2012	USD	12,497,134	40,903
130	Euro-Bobl	Eurex	December 2012	USD	21,202,172	(43,717)
109	Euro-Bund	Eurex	December 2012	USD	20,016,487	(171,259)
8	U.S. Treasury Notes (5 Year)	Chicago Board Options	December 2012	USD	994,000	(17)
25	U.S. Treasury Notes (10 Year)	Chicago Board Options	December 2012	USD	3,325,781	(11,468)
Total						$(188,038)

•	Credit default swaps on single-name issues - buy protection outstanding as of October 31, 2012 were as follows:

Issuer	Pay Fixed Rate	Counter- party	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Republic of Portugal	1.00%	JPMorgan Chase & Co.	6/20/15	USD	8,050	$(62,115)

Republic of Ireland	1.00%	Citigroup, Inc.	12/20/16	USD	500	(85,679)

Republic of Ireland	1.00%	Citigroup, Inc.	12/20/16	USD	200	(33,468)

Republic of Ireland	1.00%	Citigroup, Inc.	3/20/17	USD	500	(69,236)

Banco de Sabadell SA	5.00%	BNP Paribas SA	6/20/17	EUR	185	(9,365)

La Caixa	3.00%	BNP Paribas SA	6/20/17	EUR	185	(1,547)

La Caixa	3.00%	BNP Paribas SA	6/20/17	EUR	140	(1,524)

Lloyds TSB Bank Plc	3.00%	Morgan Stanley	6/20/17	EUR	730	(80,344)

Svenska Cellulosa Aktiebolaget SCA	1.00%	Morgan Stanley	6/20/17	EUR	125	(2,017)

Republic of Portugal	1.00%	Citigroup, Inc.	6/20/17	USD	1,000	(161,023)

10	BLACKROCK FUNDS	OCTOBER 31, 2012

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Southwest Airline Co.	1.00%	Credit Suisse Group AG	6/20/17	USD	500	$(6,378)

Peugeot SA	5.00%	Barclays Plc	9/20/17	EUR	800	7

Saint-Gobain Nederland BV	1.00%	Barclays Plc	9/20/17	EUR	25	(24)

Banco Santander SA	3.00%	BNP Paribas SA	9/20/17	EUR	200	(9,589)

Barclays Bank Plc	1.00%	BNP Paribas SA	9/20/17	EUR	500	(11,715)

Peugeot SA	5.00%	BNP Paribas SA	9/20/17	EUR	638	(9,905)

Royal Bank of Scotland	5.00%	BNP Paribas SA	9/20/17	EUR	700	(75,918)

Banco Bilbao Vizcaya Argentaria SA	3.00%	Citigroup, Inc.	9/20/17	EUR	230	(10,920)

Peugeot SA	5.00%	Citigroup, Inc.	9/20/17	EUR	1,070	(10,384)

Societe Generale SA	3.00%	Deutsche Bank AG	9/20/17	EUR	400	(20,866)

Banco de Sabadell SA	5.00%	JPMorgan Chase & Co.	9/20/17	EUR	650	(33,199)

Royal Bank of Scotland	5.00%	JPMorgan Chase & Co.	9/20/17	EUR	650	(70,099)

Societe Generale SA	3.00%	JPMorgan Chase & Co.	9/20/17	EUR	400	(22,248)

Kingdom of Spain	1.00%	Barclays Plc	9/20/17	USD	1,000	(104,495)

Kingdom of Spain	1.00%	Barclays Plc	9/20/17	USD	665	(65,337)

Kingdom of Spain	1.00%	BNP Paribas SA	9/20/17	USD	1,020	(88,306)

Lockheed Martin Corp.	1.00%	BNP Paribas SA	9/20/17	USD	750	(7,541)

Northorp Grumman Corp.	1.00%	BNP Paribas SA	9/20/17	USD	750	(3,134)

Hewlett- Packard Co.	1.00%	JPMorgan Chase & Co.	9/20/17	USD	750	39,496

Lafarge SA	1.00%	Barclays Plc	12/20/17	EUR	500	(5,225)

Societe

Generale SA	3.00%	Barclays Plc	12/20/17	EUR	230	319

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Telenor ASA	1.00%	Barclays Plc	12/20/17	EUR	1,520	$(3,296)

Banco Bilbao Vizcaya Argentaria SA	3.00%	BNP Paribas SA	12/20/17	EUR	300	(10,874)

Banco Popular Espanol SA	5.00%	BNP Paribas SA	12/20/17	EUR	800	(32,400)

Clariant AG	1.00%	BNP Paribas SA	12/20/17	EUR	1,900	(35,265)

Societe Generale SA	3.00%	Citigroup, Inc.	12/20/17	EUR	500	(6,357)

Wolters Kluwer NV	1.00%	Citigroup, Inc.	12/20/17	EUR	2,350	5,762

Lafarge SA	1.00%	Credit Suisse Group AG	12/20/17	EUR	500	(5,489)

AKZO Nobel NV	1.00%	Deutsche Bank AG	12/20/17	EUR	1,230	(2,087)

Deutsche DSM	1.00%	Deutsche Bank AG	12/20/17	EUR	500	(2,403)

Societe Generale SA	3.00%	Deutsche Bank AG	12/20/17	EUR	550	(6,647)

Telekom Austria AG	1.00%	Deutsche Bank AG	12/20/17	EUR	1,000	19,731

BNP Paribas SA	1.00%	Goldman Sachs Group, Inc.	12/20/17	EUR	370	(140)

Compagnie de Saint-Gobain SA	1.00%	Goldman Sachs Group, Inc.	12/20/17	EUR	500	5,383

Barclays Bank Plc	1.00%	JPMorgan Chase & Co.	12/20/17	EUR	1,540	527

Barclays Bank Plc	1.00%	JPMorgan Chase & Co.	12/20/17	EUR	1,540	527

Clariant AG	1.00%	JPMorgan Chase & Co.	12/20/17	EUR	1,590	(7,554)

Societe Generale SA	3.00%	JPMorgan Chase & Co.	12/20/17	EUR	140	279

UPM-Kymmene Oyj	5.00%	JPMorgan Chase & Co.	12/20/17	EUR	440	(2,571)

Societe Generale SA	3.00%	UBS AG	12/20/17	EUR	190	(10)

Ryder System, Inc.	1.00%	BNP Paribas SA	12/20/17	USD	1,000	(11,425)

BLACKROCK FUNDS	OCTOBER 31, 2012	11

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Issuer	Pay Fixed Rate	Counter- party	Expiration Date	Notional Amount (000)		Unrea- lized Apprec- iation (Depre- ciation)

Xerox Corp.	1.00%	Credit Suisse Group AG	12/20/17	USD	650	$1,781

Arrow Electronics, Inc.	1.00%	JPMorgan Chase & Co.	12/20/17	USD	1,500	48,470

Johnson Controls, Inc.	1.00%	JPMorgan Chase & Co.	12/20/17	USD	1,500	5,908

Johnson Controls, Inc.	1.00%	JPMorgan Chase & Co.	12/20/17	USD	1,500	3,935

Xerox Corp.	1.00%	JPMorgan Chase & Co.	12/20/17	USD	225	1,940
Total						$(1,054,054)

—	Credit default swaps on single-name issues - sold protection outstanding as of October 31, 2012 were as follows:

Issuer	Receive Fixed Rate	Counter- party	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrea- lized Apprec- iation (Depre- ciation)

Hellenic Telecommuni-cations Organization SA	5.00%	Citigroup, Inc.	6/20/13	B-	EUR	120	$22,983

Hellenic Telecommuni-cations Organization SA	5.00%	Citigroup, Inc.	6/20/13	B-	EUR	80	10,784

Hellenic Telecommuni-cations Organization SA	5.00%	JPMorgan Chase & Co.	6/20/13	B-	EUR	250	10,973

Hellenic Telecommuni-cations Organization SA	5.00%	JPMorgan Chase & Co.	6/20/13	B-	EUR	200	32,098

ARAMARK Corp.	5.00%	BNP Paribas SA	12/20/16	B	USD	250	36,166

Republic of Italy	1.00%	Citigroup, Inc.	12/20/16	Not Rated	USD	500	39,380

Republic of Italy	1.00%	Citigroup, Inc.	12/20/16	Not Rated	USD	200	15,175

Sunrise Communi-cations Holdings SA	5.00%	Credit Suisse Group AG	3/20/17	B-	EUR	500	62,212

Issuer	Receive Fixed Rate	Counter- party	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrea- lized Apprec- iation (Depre- ciation)

Sunrise Communi-cations Holdings SA	5.00%	Citigroup, Inc.	6/20/17	B-	EUR	290	$38,818

Ardagh Packaging Finance Plc	5.00%	Barclays Plc	9/20/17	CCC+	EUR	90	9,294

Gas Natural SDG SA	1.00%	Barclays Plc	9/20/17	BBB	EUR	300	26,939

Gas Natural SDG SA	1.00%	Barclays Plc	9/20/17	BBB	EUR	275	32,311

Iberdrola SA	1.00%	Barclays Plc	9/20/17	BBB+	EUR	1,020	92,945

Repsol International Finance BV	1.00%	Barclays Plc	9/20/17	BBB-	EUR	275	34,816

Credit Suisse Group AG	1.00%	BNP Paribas SA	9/20/17	A	EUR	500	21,118

Lloyds TSB Bank Plc	5.00%	BNP Paribas SA	9/20/17	BBB-	EUR	700	82,142

BNP Paribas SA	1.00%	Citigroup, Inc.	9/20/17	A+	EUR	400	17,419

Metsa Board Oyj	5.00%	Citigroup, Inc.	9/20/17	B-	EUR	1,220	82,527

Ardagh Packaging Finance Plc	5.00%	Credit Suisse Group AG	9/20/17	CCC+	EUR	140	14,861

BNP Paribas SA	1.00%	Deutsche Bank AG	9/20/17	A+	EUR	400	13,952

Lloyds TSB Bank Plc	5.00%	Deutsche Bank AG	9/20/17	BBB-	EUR	650	79,296

Finmeccanica SpA	5.00%	JPMorgan Chase & Co.	9/20/17	BBB-	EUR	350	39,306

Finmeccanica SpA	5.00%	UBS AG	9/20/17	BBB-	EUR	350	45,619

BASF SE	1.00%	Barclays Plc	12/20/17	A+	EUR	500	724

J Sainsbury Plc	1.00%	Barclays Plc	12/20/17	Not Rated	EUR	500	3,121

J Sainsbury Plc	1.00%	BNP Paribas SA	12/20/17	Not Rated	EUR	500	3,078

12	BLACKROCK FUNDS	OCTOBER 31, 2012

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Issuer	Receive Fixed Rate	Counter- party	Expir- ation Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrea- lized Apprec- iation (Depre- ciation)

Ono Finance II Plc	5.00%	BNP Paribas SA	12/20/17	B-	EUR 500	$(7,423)

Deutsche Telekom AG	1.00%	Citigroup, Inc.	12/20/17	BBB+	EUR 115	(627)

France Telecom SA	1.00%	Citigroup, Inc.	12/20/17	A-	EUR 590	(8,168)

Imperial Tobacco Group Plc	1.00%	Citigroup, Inc.	12/20/17	BBB	EUR 500	1,092

Pearson Plc	1.00%	Citigroup, Inc.	12/20/17	BBB+	EUR 2,350	(5,762)

Vodafone Group Plc	1.00%	Citigroup, Inc.	12/20/17	A-	EUR 100	286

Deutsche Telekom AG	1.00%	Deutsche Bank AG	12/20/17	BBB+	EUR 1,000	(4,060)

Imperial Tobacco Group Plc	1.00%	Deutsche Bank AG	12/20/17	BBB	EUR 1,000	(5,440)

Credit Suisse Group AG	1.00%	JPMorgan Chase & Co.	12/20/17	A	EUR 1,540	5,542

Deutsche Bank AG	1.00%	JPMorgan Chase & Co.	12/20/17	A+	EUR 1,540	23,929

E. ON AG	1.00%	JPMorgan Chase & Co.	12/20/17	A-	EUR 500	(1,877)

Gas Natural SDG SA	1.00%	JPMorgan Chase & Co.	12/20/17	BBB	EUR 575	11,203

Stora Enso Oyj	5.00%	JPMorgan Chase & Co.	12/20/17	BB	EUR 440	11,798

Arrow Electronics, Inc.	1.00%	Credit Suisse Group AG	12/20/17	BBB-	USD 1,500	(34,501)

Total						$854,049

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
—	Credit default swaps on traded indexes - buy protection outstanding as of October 31, 2012 were as follows:

Index	Pay Fixed Rate	Counter- party	Expiration Date	Notional Amount (000)	Unrea- lized Apprec- iation (Depre- ciation)

iTraxx Europe Series 9 3-6%	5.00%	JPMorgan Chase & Co.	6/20/15	EUR 1,470	$(76,469)

iTraxx Europe Crossover Series 16 Version 1	5.00%	Citigroup, Inc.	12/20/16	EUR 432	(64,150)

CDX.NA.IG Series 17 Version 1	1.00%	Credit Suisse Group AG	12/20/16	USD 4,000	(117,375)

CDX.NA.IG Series 17 Version 1	1.00%	Morgan Stanley	12/20/16	USD 1,000	(10,791)

iTraxx Sub Financials Series 17 Version 1	1.00%	Citigroup, Inc.	6/20/17	EUR 1,250	(42,327)

iTraxx Europe Crossover Series 17 Version 1	5.00%	Citigroup, Inc.	6/20/17	EUR 1,850	(95,648)

CDX.NA.IG Series 18 Version 1	1.00%	Credit Suisse Group AG	6/20/17	USD 7,500	(137,087)

CDX.NA.IG Series 18 Version 1	1.00%	JPMorgan Chase & Co.	6/20/17	USD 500	(5,489)

CDX.NA.HY Series 18 Version 2	5.00%	Barclays Plc	6/20/17	USD 2,970	(132,738)

CDX.NA.HY Series 18 Version 2	5.00%	Credit Suisse Group AG	6/20/17	USD 2,475	(150,449)

CDX.NA.HY Series 18 Version 2	5.00%	Credit Suisse Group AG	6/20/17	USD 1,485	(106,641)

BLACKROCK FUNDS	OCTOBER 31, 2012	13

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Index	Pay Fixed Rate	Counter- party	Expiration Date	Notional Amount (000)	Unrea- lized Apprec- iation (Depre- ciation)

CDX.NA.HY Series 18 Version 2	5.00%	Morgan Stanley	6/20/17	USD 495	$(19,587)

iTraxx Europe Series 18 Version 1	1.00%	Citigroup, Inc.	12/20/17	EUR 2,235	(2,017)

iTraxx Sub Financials Series 18 Version 1	1.00%	Citigroup, Inc.	12/20/17	EUR 60	(360)

iTraxx Sub Financials Series 18 Version 1	1.00%	UBS AG	12/20/17	EUR 3,250	9,826

iTraxx Europe Crossover Series 18 Version 1	5.00%	Citigroup, Inc.	12/20/17	EUR 2,650	(37,468)

iTraxx Europe Crossover Series 18 Version 1	5.00%	Citigroup, Inc.	12/20/17	EUR 1,910	(8,801)

iTraxx Europe Crossover Series 18 Version 1	5.00%	Citigroup, Inc.	12/20/17	EUR 230	(1,060)

Total					$(998,631)

—	Credit default swaps on traded indexes - sold protection outstanding as of October 31, 2012 were as follows:

Index	Receive Fixed Rate	Counter- party	Expir- ation Date	Credit Rating[1]	Notional Amount (000)[2]	Unrea- lized Apprec- iation

iTraxx Europe Series 9 0-3%	5.00%	JPMorgan Chase & Co.	6/20/13	Not Rated	EUR 570	$43,452

iTraxx Europe Series 9 0-3%	5.00%	Morgan Stanley	6/20/13	Not Rated	EUR 290	52,739

iTraxx Europe Crossover Series 16 Version 1	5.00%	JPMorgan Chase & Co.	12/20/16	B+	EUR 360	38,352

iTraxx Europe Crossover Series 16 Version 1	5.00%	JPMorgan Chase & Co.	12/20/16	B+	EUR 72	7,628

Index	Receive Fixed Rate	Counter- party	Expir- ation Date	Credit Rating[1]	Notional Amount (000)[2]	Unrea- lized Apprec- iation

CDX.NA.HY Series 17 Version 5	5.00%	Credit Suisse Group AG	12/20/16	B+	USD 960	$88,654

CDX.NA.HY Series 17 Version 5	5.00%	Credit Suisse Group AG	12/20/16	B+	USD 960	68,914

CDX.NA.IG Series 17 Version 1	1.00%	Credit Suisse Group AG	12/20/16	BBB+	USD 5,000	128,646

iTraxx Europe Financials Series 17 Version 1	1.00%	Citigroup, Inc.	6/20/17	A	EUR 1,250	40,219

CDX.NA.HY Series 18 Version 2	5.00%	Credit Suisse Group AG	6/20/17	B+	USD 1,485	117,574

iTraxx Europe Crossover Series 18 Version 1	5.00%	Citigroup, Inc.	12/20/17	B+	EUR 2,450	31,711

Total						$617,889

[1]	Using S&P’s rating of the underlying securities.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

14	BLACKROCK FUNDS	OCTOBER 31, 2012

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments:
Corporate Bonds	–	$169,217,308	–	$169,217,308
Floating Rate Loan Interests	–	17,333,256	$4,155,505	21,488,761
Foreign Agency Obligations	–	5,354,451	–	5,354,451
Foreign Government Obligations	–	38,989,821	–	38,989,821
Non-Agency Mortgage-Backed Securities	–	7,109,119	–	7,109,119
Preferred Securities	$1,058,000	9,293,330	–	10,351,330
U.S. Treasury Obligations	–	926,730	–	926,730
Short-Term Securities: Borrowed Bond Agreements	–	55,101,926	–	55,101,926
Money Market Funds	55,385,794	–	–	55,385,794
Liabilities:
Investments:
Borrowed Bonds	–	(52,695,778)	–	(52,695,778)

Total	$56,443,794	$250,630,163	$4,155,505	$311,229,462

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$1,859,334	–	$1,859,334
Foreign currency exchange contracts	–	1,119,361	–	1,119,361
Interest rate contracts	$40,903		–	40,903
Equity contracts	24,624	403,198	–	427,822
Liabilities:
Credit contracts	–	(2,581,297)	–	(2,581,297)
Foreign currency exchange contracts	–	(166,393)	–	(166,393)
Interest rate contracts	(228,941)	–	–	(228,941)

Total	$(163,414)	$634,203	–	$470,789

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2012, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$5,537,484	–	–	$5,537,484
Foreign currency at value	20,710,268	–	–	20,710,268
Cash pledged as collateral for financial futures contracts	1,163,000	–	–	1,163,000

Total	$27,410,752	–	–	$27,410,752

There were no transfers between Level 1 and Level 2 during the period ended October 31, 2012.

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

BLACKROCK FUNDS	OCTOBER 31, 2012	15

Schedule of Investments (concluded)	BlackRock Global Long/Short Credit Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Floating Rate Loan Interests	Non-Agency Mortgate-Backed Securities	Total

Opening Balance, as of July 31, 2012	$957,837	$736,885	$1,694,722
Transfers into Level 3[2]	4,151,846	–	4,151,846
Transfers out of Level 3[2]	(366,655)	(736,885)	(1,103,540)
Accrued discounts/premiums	339	–	339
Net realized gain (loss)	4,228	–	4,228
Net change in unrealized appreciation/depreciation[3]	19,479	–	19,479
Purchases	–	–	–
Sales	(611,569)	–	(611,569)

Closing Balance, as of October 31, 2012	$4,155,505	–	$4,155,505

[2]

As of October 31, 2012, the Fund used observable inputs in determining the value of certain investments. As of October 31, 2012, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $4,151,846 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[3]	The change in unrealized appreciation/depreciation on investments still held as of October 31, 2012 was $22,772.

16	BLACKROCK FUNDS	OCTOBER 31, 2012

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the
Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 21, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: December 21, 2012